Organization and Principal Activities - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Jul. 18, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIEs, percentage of equity interest pledged by shareholders	100.00%
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs	¥ 0
Amended and Restated Loan Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement to shareholders of VIE, term	20 years
Amended and Restated Loan Agreement | Mr. Qi Chen | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties		¥ 5,867,000
Amended and Restated Loan Agreement | Mr. Yibo Wei | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties		2,362,000
Amended and Restated Loan Agreement | Mr. Xuqiang Yue | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties		¥ 1,771,000
Exclusive Consultation and Service Agreements
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exclusive consultation and service agreement between subsidiary and VIEs, term	10 years